Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Investments at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:
Investments at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,946,558	$—	$—	$2,946,558
Company Common Stock	633,708	—	—	633,708

Total Assets in the Fair Value Hierarchy	3,580,266	—	—	3,580,266
Investments measured at NAV				8,194,554

Investments at Fair Value	$3,580,266	$—	$—	$11,774,820

Investments at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,034,131	$—	$—	$3,034,131
Company Common Stock	877,702	—	—	877,702

Total Assets in the Fair Value Hierarchy	3,911,833	—	—	3,911,833
Investments measured at NAV				7,392,074

Investments at Fair Value	$3,911,833	$—	$—	$11,303,907